S000065015 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
iShares Cybersecurity and Tech ETF | iShares Cybersecurity and Tech ETF
Prospectus [Line Items]
Annual Return [Percent]	7.65%	37.43%	(25.73%)	11.22%	51.16%